SHARE CAPITAL AND SHARE PREMIUM	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND SHARE PREMIUM	SHARE CAPITAL AND SHARE PREMIUM
Shares

(Dollars in millions, except share data)	December 31, 2025	December 31, 2024
Authorized:
2,000,000,000 shares of $0.0001 each	$0.2	$0.2
Issued and fully paid:
369,886,369 (2024: 367,298,315) ordinary shares of $0.0001 each	$0.1	$0.1
A summary of movements in the Company’s share capital and share premium is as follows:

(Dollars in millions, except share data)	Number of shares in issue	Share capital	Share premium	Total
At December 31, 2023 and January 1, 2024	363,822,069	$0.1	$2,637.1	$2,637.2

Issuance of ordinary shares for exercise of warrants				—
Exercise of share options	1,597,528	—	15.0	15.0
Reclassification of vesting of restricted share units	1,878,718	—	43.9	43.9

At December 31, 2024 and January 1, 2025	367,298,315	0.1	2,696.0	2,696.1

Exercise of share options	775,644	—	5.3	5.3
Reclassification of vesting of restricted share units	1,812,410	—	49.0	49.0

At December 31, 2025	369,886,369	$0.1	$2,750.3	$2,750.4
On April 24, 2023, May 2, 2023 and May 19, 2023, the Company sold 7,656,968, 484,992 and 692,782 ordinary shares to institutional investors in private placement transactions, respectively, for net proceeds of $234.4 million, after deduction of related issuance costs of $0.4 million. On May 10, 2023, the Company sold 10,937,500 ordinary shares to certain investors in a registered direct offering at a price of $32.00 per share, for net proceeds of $349.3 million, after deduction of related issuance costs of $0.7 million. On May 11, 2023, an institutional investor (the “PIPE Investor") exercised a warrant to purchase 10,000,000 ordinary shares, which the Company issued in May 2021, in full for an aggregate exercise price of $200.0 million, and, as a result, the Company issued 10,000,000 ordinary shares to the PIPE Investor.